Post-employment benefit plans (Tables)	6 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
Components of post-employment benefit plans service cost

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
DB pension	(33)	(32)	(66)	(64)
DC pension	(31)	(29)	(74)	(68)
OPEBs	(1)	—	(1)	—
Less:
Capitalized benefit plans cost	17	13	33	26
Total post-employment benefit plans service cost	(48)	(48)	(108)	(106)

Components of post-employment benefit plans financing cost
Components of post-employment benefit plans financing income

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
DB pension	25	37	49	74
OPEBs	(8)	(10)	(16)	(20)
Total net return on post-employment benefit plans	17	27	33	54